Income Taxes - Schedule of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Beginning balance	¥ 17,984	¥ 304,790	¥ 254,039
Additions (decreases) during the year	78,626	(286,806)	50,751
Ending balance	¥ 96,610	¥ 17,984	¥ 304,790